Mezzanine Equity - Additional Information (Detail) - USD ($)	Apr. 28, 2023	Feb. 17, 2023	Feb. 14, 2023	Jun. 30, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Description of the reverse stock split arrangement	1-for-15
Vessel Glorieuse [Member]
Temporary Equity [Line Items]
Asset acquisition, consideration transferred, equity interest issued and issuable			$ 10,000,000
Asset acquisition, consideration transferred,			185,000,000
Payments to acquire productive assets			$ 8,500,000
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity stock issued during the period		13,875
Liquidation preference per share		$ 1,000
Divider for conversion of stock		7.5
Temporary equity dividend rate				5.00%
Dividends payable				$ 185,000
Temporary equity, shares outstanding				13,875	0
Minimum percentage of ownership change for entity				50.00%
Series C Preferred Stock [Member] | Minimum [Member]
Temporary Equity [Line Items]
Per share conversion price of preferred stock		$ 1.5